Schedule of Investments (unaudited) April 30, 2020	iShares® Cybersecurity and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Israel — 7.3%
Check Point Software Technologies Ltd.(a)	12,794	$1,352,837
CyberArk Software Ltd.(a)	9,262	914,715
Radware Ltd.(a)	10,030	237,611

		2,505,163

Japan — 4.5%
Digital Arts Inc.	2,600	158,526
Trend Micro Inc.	27,000	1,381,120

		1,539,646

Malaysia — 0.4%
My EG Services Bhd	532,600	157,303

South Korea — 0.2%
Ahnlab Inc.	1,440	68,546

Taiwan — 2.2%
Accton Technology Corp.	104,000	760,681

United Kingdom — 3.7%
Avast PLC(b)	134,919	779,766
Micro Focus International PLC	80,119	486,797

		1,266,563

United States — 81.6%
A10 Networks Inc.(a)	13,982	95,497
Akamai Technologies Inc.(a)	16,948	1,655,989
Alarm.com Holdings Inc.(a)	8,912	398,634
Booz Allen Hamilton Holding Corp.	20,039	1,471,664
CACI International Inc., Class A(a)	6,095	1,524,603
Calix Inc.(a)	11,804	135,746
Citrix Systems Inc.	13,061	1,893,976
Crowdstrike Holdings Inc., Class A(a)	4,616	312,319
DocuSign Inc.(a)	19,119	2,002,715
Everbridge Inc.(a)(c)	8,278	922,004
FireEye Inc.(a)	51,883	597,173
ForeScout Technologies Inc.(a)	8,988	285,459
Fortinet Inc.(a)	13,948	1,502,757
Juniper Networks Inc.	60,276	1,301,962
ManTech International Corp./VA, Class A	6,614	493,140
Mimecast Ltd.(a)	13,829	565,606
NIC Inc.	15,855	384,167
NortonLifeLock Inc.	56,749	1,207,051

Security	Shares	Value

United States (continued)
Okta Inc.(a)	12,212	$1,847,676
Palo Alto Networks Inc.(a)	6,382	1,254,127
Perspecta Inc.	34,051	734,480
Ping Identity Holding Corp.(a)	3,838	95,643
Proofpoint Inc.(a)	12,534	1,525,764
Qualys Inc.(a)(c)	8,044	848,159
Rapid7 Inc.(a)(c)	10,720	488,296
SailPoint Technologies Holding Inc.(a)(c)	20,818	387,007
Science Applications International Corp.	12,820	1,046,881
Tenable Holdings Inc.(a)	9,786	255,023
Varonis Systems Inc.(a)	7,244	485,710
VMware Inc., Class A(a)	9,823	1,291,921
Zix Corp.(a)	13,317	72,977
Zscaler Inc.(a)	16,291	1,092,800

		28,176,926

Total Common Stocks — 99.9% (Cost: $33,546,348)		34,474,828

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	879,897	880,864

Total Short-Term Investments — 2.5% (Cost: $880,027)		880,864

Total Investments in Securities — 102.4% (Cost: $34,426,375)		35,355,692

Other Assets, Less Liabilities — (2.4)%		(839,556)

Net Assets — 100.0%		$34,516,136

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	83,898	795,999	879,897	$880,864	$3,610	(b)	$870		$837
BlackRock Cash Funds: Treasury, SL Agency Shares	3,000	(3,000)	—	—	127		—		—

				$880,864	$3,737		$870		$837

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Cybersecurity and Tech ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,474,828	$—	$—	$34,474,828
Money Market Funds	880,864	—	—	880,864

	$35,355,692	$—	$—	$35,355,692

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